Voyage Expenses And Vessel Operating Expenses	12 Months Ended
Dec. 31, 2020
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

13.      Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses in the consolidated statements of comprehensive loss consisted of the following:

Voyage expenses consisted of:

	For the year ended December 31,
	2020	2019	2018
Commissions	160	224	281
Bunkers expenses	2,117	1,634	716
Other voyage expenses	213	240	191
Total	2,490	2,098	1,188

Vessel operating expenses consisted of:

	For the year ended December 31,
	2020	2019	2018
Crew wages and related costs	4,865	4,670	4,766
Insurance	661	664	607
Spares, repairs and maintenance	1,574	1,884	2,721
Lubricants	434	517	501
Stores	787	820	1,000
Other	260	327	330
Total	8,581	8,882	9,925